Overview: (Tables)	12 Months Ended
Dec. 31, 2025
Overview:
Schedule of business combination at acquisition date

Consideration paid on December 11, 2025	Ps.	5,627,122

	Fair
	Value
Assets
CURRENT:
Cash and cash equivalents	Ps.	514,971
Other current assets		314,647
CURRENT ASSETS		829,618

NON-CURRENT:
Invesment property		12,789,029
Other assets - net		460
NON-CURRENT ASSETS		12,789,489
Total assets	Ps.	13,619,107

Liabilities
CURRENT:
Lease liabilities	Ps.	1,381,804
Other liabilities		379,311
CURRENT LIABILITIES		1,761,115

NON-CURRENT:
Lease liabilities		6,735,383
Other non current liabilities		102,715
NON-CURRENT LIABILITIES		6,838,098
Total liabilities	Ps.	8,599,213

Net assets acquired in business Combination	Ps.	5,019,894
Non-controlling interest		65,310
Goodwill at acquisition date (Note 9.1)	Ps.	672,538

Schedule of fair value adjustments characteristics

Item	Concept	Methodology
Tangible Assets:

Investment Properties.	Development and management rights of commercial premises	Revenue approach (Discounted cash flows method)

Right-of-use assets	Rights from lease contracts	Revenue approach (Discounte cash flows method)

Liabilities: Lease obligations	Short-term and long-term lease liabilities	Fixed and variable payments in substance fixed discounted using an incremental rate